Pension and Other Postretirement Plans Assets of the Aetna Pension Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	$ 942.9	$ 893.7
Actual return on plan assets	84.1	79.6
Purchases, sales and settlements	(65.1)	(30.4)
Transfers Out Of Level 3	0.7
Ending balance	962.6	942.9	$ 893.7
Pension Plan [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets	$ 0.5	$ 562.2
Expected Return On Plan Assets [Abstract]
Expected long-term return on plan assets (in hundredths)	7.00%	7.00%	7.00%
OPEB Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets	$ 0.6	$ 1.5
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets	4.10%	5.30%
Expected long-term return on plan assets (in hundredths)	5.30%	5.30%	4.10%
Debt Securities [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	48.00%
Debt Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	83.00%	84.00%
Minimum target allocation (in hundredths)	80.00%	80.00%
Maximum target allocation (in hundredths)	90.00%	90.00%
Real Estate Investment [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	7.00%
Real Estate Investment [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	7.00%	5.00%
Minimum target allocation (in hundredths)	0.00%	0.00%
Maximum target allocation (in hundredths)	10.00%	10.00%
Private Equity Funds [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	4.00%
Equity Securities [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	38.00%
Equity Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	10.00%	11.00%
Minimum target allocation (in hundredths)	5.00%	5.00%
Maximum target allocation (in hundredths)	15.00%	15.00%
Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	$ 469.7	$ 497.5
Actual return on plan assets	46.1	43.9
Purchases, sales and settlements	(18.9)	(71.7)
Transfers Out Of Level 3	0.0
Ending balance	496.9	469.7	$ 497.5
Other Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	473.2	396.2
Actual return on plan assets	38.0	35.7
Purchases, sales and settlements	(46.2)	41.3
Transfers Out Of Level 3	0.7
Ending balance	$ 465.7	$ 473.2	$ 396.2
Hedge Funds [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Minimum [Member] | Debt Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	80.00%	80.00%
Minimum [Member] | Equity Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	5.00%	5.00%
Minimum [Member] | Other Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.00%	0.00%
Maximum [Member] | Debt Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	90.00%	90.00%
Maximum [Member] | Equity Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	15.00%	15.00%
Maximum [Member] | Other Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%	10.00%